Quarterly portfolio holdings
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 99.0%		$22,978,685,647
(Cost $15,805,962,371)
Communication services 0.4%		85,805,577
Media 0.4%
Sirius XM Holdings, Inc. (A)	2,904,725	85,805,577
Consumer discretionary 14.4%		3,334,379,646
Automobile components 0.4%
Gentex Corp.	3,927,359	99,244,362
Broadline retail 1.4%
eBay, Inc.	2,937,405	328,255,009
Diversified consumer services 1.0%
frontdoor, Inc. (B)	2,914,144	226,108,433
Hotels, restaurants and leisure 2.8%
Boyd Gaming Corp.	729,621	64,447,423
Churchill Downs, Inc.	577,297	51,748,903
Darden Restaurants, Inc.	409,777	84,418,160
Expedia Group, Inc.	753,642	192,841,915
Marriott International, Inc., Class A	263,446	97,630,453
Yum! Brands, Inc.	1,032,976	165,131,543
Household durables 3.2%
Cavco Industries, Inc. (B)	172,835	106,186,367
D.R. Horton, Inc.	744,346	121,239,076
NVR, Inc. (B)	31,917	217,463,288
Somnigroup International, Inc. (A)	2,967,722	232,669,405
TopBuild Corp. (A)(B)	198,142	70,247,283
Specialty retail 4.4%
AutoZone, Inc. (B)	91,339	291,913,964
Murphy USA, Inc.	309,158	166,595,971
Ross Stores, Inc.	804,595	171,258,046
Valvoline, Inc. (A)(B)	3,897,607	154,111,381
Williams-Sonoma, Inc.	987,903	230,280,189
Textiles, apparel and luxury goods 1.2%
Ralph Lauren Corp.	413,483	165,976,211
Tapestry, Inc.	660,010	96,612,264
Consumer staples 4.7%		1,086,351,772
Beverages 1.7%
Coca-Cola Consolidated, Inc.	1,475,336	281,671,149
Coca-Cola Europacific Partners PLC	1,246,098	124,697,027
Consumer staples distribution and retail 1.9%
U.S. Foods Holding Corp. (B)	4,238,312	433,367,398
Food products 1.1%
Cal-Maine Foods, Inc. (A)	858,772	69,182,672
McCormick & Company, Inc.	3,519,110	177,433,526
Energy 7.0%		1,623,836,416
Energy equipment and services 2.4%
Cactus, Inc., Class A	1,885,234	96,580,538
SLB, Ltd.	1,856,570	86,311,939
TechnipFMC PLC	5,527,786	366,492,212
Oil, gas and consumable fuels 4.6%
Diamondback Energy, Inc.	970,436	170,583,240
EQT Corp.	2,308,518	122,743,902
Marathon Petroleum Corp.	878,126	224,510,474
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Permian Resources Corp., Class A	11,490,772	$211,545,113
Phillips 66	992,930	167,854,817
Range Resources Corp. (A)	4,765,103	177,214,181
Financials 16.7%		3,887,056,789
Banks 2.2%
East West Bancorp, Inc.	1,829,251	236,138,012
Fifth Third Bancorp	2,106,876	118,764,600
Huntington Bancshares, Inc.	9,149,551	162,221,539
Capital markets 6.7%
Affiliated Managers Group, Inc.	687,017	232,486,553
Ameriprise Financial, Inc.	812,789	372,875,082
Ares Management Corp., Class A (A)	931,138	103,644,971
Evercore, Inc., Class A	350,270	119,596,189
LPL Financial Holdings, Inc.	1,181,453	332,791,681
SEI Investments Company	2,039,303	178,867,266
Stifel Financial Corp.	2,895,481	202,017,709
Consumer finance 1.2%
Credit Acceptance Corp. (A)(B)	293,739	187,035,371
Synchrony Financial	1,270,172	96,596,581
Financial services 1.8%
Corpay, Inc. (B)	411,953	137,291,576
Rocket Companies, Inc., Class A (B)	6,487,177	102,173,038
Voya Financial, Inc.	1,133,678	102,631,869
WEX, Inc. (B)	560,755	79,116,923
Insurance 4.8%
Arch Capital Group, Ltd. (B)	1,480,063	143,654,915
First American Financial Corp.	2,269,050	155,634,140
Markel Group, Inc. (B)	125,503	245,108,614
RenaissanceRe Holdings, Ltd.	639,685	202,716,177
The Progressive Corp.	1,012,683	221,220,601
The Travelers Companies, Inc.	467,931	154,473,382
Health care 10.4%		2,408,668,339
Biotechnology 1.2%
Biogen, Inc. (B)	783,308	169,241,526
Halozyme Therapeutics, Inc. (B)	1,430,565	111,970,323
Health care equipment and supplies 2.6%
GE HealthCare Technologies, Inc.	1,465,726	93,821,121
Globus Medical, Inc., Class A (B)	1,030,725	81,437,582
Solventum Corp. (B)	2,768,627	213,599,573
STERIS PLC	1,027,218	216,301,294
Health care providers and services 6.1%
Cencora, Inc.	1,082,670	306,373,957
Chemed Corp.	192,946	89,862,670
Labcorp Holdings, Inc.	598,151	167,482,280
McKesson Corp.	146,349	110,581,304
Quest Diagnostics, Inc.	1,222,712	259,153,808
Tenet Healthcare Corp. (B)	1,528,689	285,987,138
The Cigna Group	659,158	181,716,677
Life sciences tools and services 0.5%
IQVIA Holdings, Inc. (B)	626,949	121,139,086
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	3

	Shares	Value
Industrials 18.6%		$4,311,885,967
Aerospace and defense 2.8%
Howmet Aerospace, Inc.	871,213	234,234,327
L3Harris Technologies, Inc.	535,818	155,703,353
Textron, Inc.	2,904,407	266,421,254
Air freight and logistics 1.2%
Expeditors International of Washington, Inc.	1,721,059	280,498,196
Building products 3.4%
Allegion PLC	1,751,083	246,009,651
Carlisle Companies, Inc.	301,651	109,423,900
Masco Corp.	2,781,610	226,339,606
Resideo Technologies, Inc. (B)	2,783,232	86,558,515
UFP Industries, Inc.	1,232,034	111,794,765
Commercial services and supplies 0.8%
RB Global, Inc. (A)	1,549,306	180,416,684
Electrical equipment 1.9%
AMETEK, Inc.	780,885	188,927,317
Generac Holdings, Inc. (B)	904,749	264,919,555
Ground transportation 1.9%
Landstar System, Inc.	694,049	143,536,274
Old Dominion Freight Line, Inc.	1,374,306	297,674,680
Industrial conglomerates 0.5%
3M Company	704,148	114,008,603
Machinery 4.4%
Allison Transmission Holdings, Inc.	1,567,909	176,766,061
Donaldson Company, Inc.	442,781	39,748,450
Dover Corp.	657,301	147,419,468
ITT, Inc.	463,331	91,628,339
Lincoln Electric Holdings, Inc.	564,761	149,949,693
Parker-Hannifin Corp.	144,128	140,974,479
Watts Water Technologies, Inc., Class A	685,156	268,204,316
Professional services 1.1%
CACI International, Inc., Class A (B)	358,114	165,899,892
Equifax, Inc.	536,968	85,227,561
Trading companies and distributors 0.6%
MSC Industrial Direct Company, Inc., Class A	1,173,611	139,601,028
Information technology 10.3%		2,388,501,556
Electronic equipment, instruments and components 5.4%
Arrow Electronics, Inc. (B)	719,205	153,485,539
CDW Corp.	2,136,598	300,491,143
Flex, Ltd. (B)	1,207,752	195,740,367
Jabil, Inc.	221,965	85,563,068
Keysight Technologies, Inc. (B)	219,281	76,763,700
TE Connectivity PLC	550,692	111,025,014
Vontier Corp.	2,152,475	62,421,775
Zebra Technologies Corp., Class A (B)	1,003,690	264,231,429
Semiconductors and semiconductor equipment 1.9%
Microchip Technology, Inc.	2,844,148	259,386,298
NXP Semiconductors NV	398,505	111,991,860
Qnity Electronics, Inc.	491,804	80,316,511
Software 1.7%
Gen Digital, Inc.	8,554,959	212,932,930
InterDigital, Inc. (A)	649,103	183,780,532
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.3%
NetApp, Inc.	1,876,269	$290,371,390
Materials 5.3%		1,241,245,390
Chemicals 1.1%
CF Industries Holdings, Inc.	975,268	105,582,514
NewMarket Corp. (A)	194,910	154,220,588
Containers and packaging 2.2%
Ball Corp.	4,351,652	271,543,085
Packaging Corp. of America	999,118	238,069,837
Metals and mining 2.0%
Commercial Metals Company (A)	2,030,758	127,430,065
Reliance, Inc.	748,416	279,608,218
Warrior Met Coal, Inc.	798,313	64,791,083
Real estate 6.4%		1,488,869,344
Industrial REITs 0.8%
EastGroup Properties, Inc.	919,900	186,307,347
Residential REITs 1.4%
Equity LifeStyle Properties, Inc.	1,928,246	124,275,455
Equity Residential	1,254,677	85,230,209
Essex Property Trust, Inc.	430,873	125,638,258
Retail REITs 2.5%
Regency Centers Corp.	2,631,764	209,856,861
Simon Property Group, Inc.	1,623,688	363,137,821
Specialized REITs 1.7%
Extra Space Storage, Inc.	673,222	97,819,157
Lamar Advertising Company, Class A	1,525,503	237,947,958
VICI Properties, Inc.	2,209,276	58,656,278
Utilities 4.8%		1,122,084,851
Electric utilities 3.0%
Entergy Corp.	1,370,248	157,386,685
FirstEnergy Corp.	2,640,959	125,551,191
NRG Energy, Inc.	362,714	52,978,007
OGE Energy Corp.	3,828,094	186,275,054
Xcel Energy, Inc.	2,052,939	164,851,002
Independent power and renewable electricity producers 0.3%
Talen Energy Corp. (B)	194,313	74,666,713
Multi-utilities 1.5%
CenterPoint Energy, Inc.	2,302,319	101,394,129
DTE Energy Company	1,699,692	258,982,070

	Yield (%)	Shares	Value
Short-term investments 1.5%			$340,335,772
(Cost $340,336,763)
Short-term funds 1.5%			340,335,772
John Hancock Collateral Trust (C)	3.6026(D)	11,091,522	110,908,564
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5748(D)	229,427,208	229,427,208

Total investments (Cost $16,146,299,134) 100.5%	$23,319,021,419
Other assets and liabilities, net (0.5%)	(105,855,792)
Total net assets 100.0%	$23,213,165,627

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	5

Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $366,203,172. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $263,486,952 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	11,091,522	$54,088,222	$600,223,527	$(543,391,018)	$(5,050)	$(7,117)	$93,116	—	$110,908,564
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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